COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Costs In Excess Of Billings And Billings In Excess Of Costs Incurred [Line Items]
Contracts costs incurred plus estimated earnings	$ 810,327	$ 887,037
Less: Progress billings	(639,571)	(690,726)
Cost and estimated earnings in excess of billings	170,756	196,311
Less: Allowance for doubtful accounts	(8,660)	(6,383)	$ (8,850)	$ (5,839)
Cost and estimated earnings in excess of billings, Total	$ 162,096	$ 189,928